Income Taxes - Additional Information (Details) $ in Thousands	12 Months Ended
	Jun. 30, 2025 USD ($)	Jun. 30, 2025 AUD ($)	Jun. 30, 2024 USD ($)	Jun. 30, 2024 AUD ($)
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Income tax losses	$ 148,978,000		$ 124,807,000
Capital losses	$ 391,000		412,000
Net deferred tax recognized in the statement of financial position			$ 0
Franking account balance percentage	30.00%	30.00%	30.00%	30.00%
Franking account balance		$ 227		$ 227